Earnings per Share (Tables)	3 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
Reconciles Numerator and Denominator of Basic and Diluted Earnings Per Share

A reconciliation of basic and diluted earnings per share is as follows (in millions, except per share amounts):

	Three Months Ended March 31,
	2015	2014
Basic:
Net income attributable to CNH Industrial	$22	$100
Weighted average common shares outstanding—basic	1,359	1,353
Basic earnings per share	$0.02	$0.07
Diluted:
Net income attributable to CNH Industrial	$22	$100
Weighted average common shares outstanding—basic	1,359	1,353
Effect of dilutive securities (when dilutive):
Stock Compensation Plans	3	6
Weighted average common shares outstanding—diluted	1,362	1,359
Diluted earnings per share	$0.02	$0.07

(A)

0.5 million Restricted Share Units and nil shares for the three months ended March 31, 2015 and 2014 were outstanding but not included in the calculation of diluted earnings per share as the impact of these shares would have been anti-dilutive.